UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MERRILL LYNCH INTERNATIONAL
Address: Merrill Lynch Financial Centre
         2 King Edward Street, London EC1A 1HQ

13F File Number: 028-07178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Wood
Title: First Vice President
Phone: 44-20-7996 1249

Signature, Place and Date of Signing:

____________________________________
/s/ David A. Wood
Mlfc Post 2 King Edward Street
London  EC1A 1HQ, United Kingdom
April 24, 2008

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-03554              MERRILL LYNCH AND CO., INC.